Vessel Revenue and Voyage Expenses, Voyage Expenses from Spot and Time Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage Expenses [Abstract]
Voyage expenses	$ 2,851	$ 4,293	$ 16,469
Spot Charter [Member]
Voyage Expenses [Abstract]
Voyage expenses	0	0	13,465
Time Charter [Member]
Voyage Expenses [Abstract]
Voyage expenses	$ 2,851	$ 4,293	$ 3,004